Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of Debt and Equity Securities
Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at December 31, 2015 consist of the following:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$9,375	60	169	9,266
Obligations of states and political subdivisions	18,820	288	9	19,099
	$28,195	348	178	28,365

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$77,177	215	483	76,909
Mortgage-backed:
GSE residential	192,983	430	1,498	191,915
Asset-backed:
SBAP	31,253	54	273	31,034
Obligations of states and political subdivisions	31,093	274	97	31,270
	$332,506	973	2,351	331,128

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.
The Company’s classification of securities at December 31, 2014 is as follows:

	Securities Held-To-Maturity
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Mortgage-backed:
Government-sponsored enterprises (GSEs)* residential	$7,398	76	147	7,327
Obligations of states and political subdivisions	20,725	389	41	21,073
	$28,123	465	188	28,400

	Securities Available-For-Sale
	In Thousands
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Government-sponsored enterprises (GSEs)*	$131,767	129	1,329	130,567
Mortgage-backed:
GSE residential	170,802	731	464	171,069
Asset-backed:
SBAP	30,627	98	205	30,520
Obligations of states and political subdivisions	14,324	98	158	14,264
	$347,520	1,056	2,156	346,420

*	Such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, Federal Farm Credit Banks and Government National Mortgage Association.

Maturity of Amortized Cost and Estimated Market Value of Debt Securities
Included in mortgage-backed GSE residential available-for-sale securities are collateralized mortgage obligations totaling $14,269,000 (fair value of $14,168,000) and $12,254,000 (fair value of $12,305,000) at December 31, 2015 and 2014, respectively.
The amortized cost and estimated market value of debt securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Held-To-Maturity	Amortized Cost	Estimated Market Value
Due in one year or less	$1,309	1,321
Due after one year through five years	10,390	10,541
Due after five years through ten years	3,985	4,050
Due after ten years	3,136	3,187
	18,820	19,099
Mortgage-backed securities	9,375	9,266
	$28,195	28,365

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	—	—
Due after one year through five years	42,769	42,767
Due after five years through ten years	62,760	62,659
Due after ten years	2,741	2,753
	108,270	108,179
Mortgage and asset-backed securities	224,236	222,949
	$332,506	331,128

Sales of Debt and Equity Securities
Results from sales of debt and equity securities are as follows:

	In Thousands
	2015	2014	2013
Gross proceeds	$42,845	72,215	6,867
Gross realized gains	$261	638	$78
Gross realized losses	(76)	(93)	—
Net realized gains	$185	545	$78

Gross Unrealized Losses and Fair Value of Company's Investments
Available-for-sale and held to maturity securities that have been in a continuous unrealized loss position at December 31, 2015 are as follows:

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses	Number of Securities Included	Fair Value	Unrealized Losses
Held to Maturity Securities:
Debt securities:
Mortgage-backed:
GSE residential	4,339	45	3	2,717	124	3	7,056	169
Obligations of states and political subdivisions	3,461	9	10	—	—	—	3,461	9
	7,800	54	13	2,717	124	3	10,517	178
Available-for-Sale Securities:
Debt securities:
GSEs	33,369	232	12	17,829	251	6	51,198	483
Mortgage-backed:
GSE residential	142,251	1,407	66	4,521	91	7	146,772	1,498
Asset-backed:
SBAP	22,811	273	12	—	—	—	22,811	273
Obligations of states and political subdivisions	7,925	60	18	3,350	37	9	11,275	97
	206,356	1,972	108	25,700	379	22	232,056	2,351